Derivative Warrent Liabilities - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Percentage of proceeds from share issuances	60.00%	60.00%
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, Outstanding	10,500,000	10,500,000	10,500,000
Private Placement Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Class of warrants exercise price adjustment percentage	180.00%	180.00%
Private Placement Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Class of warrants exercise price adjustment percentage	115.00%	115.00%
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, Outstanding	20,000,000	20,000,000	20,000,000
Share Trigger Price One [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Minimum share price required for redemption of Warrants	$ 0.01	$ 0.01
Minimum notice period for warrants redemption	30 days	30 days
Share Trigger Price One [Member] | Private Placement Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants redeemable, threshold trading days	30 days	30 days
Share Trigger Price One [Member] | Private Placement Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants redeemable, threshold consecutive trading days	20 days	20 days
Share Trigger Price Two [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Minimum notice period for warrants redemption	30 days	30 days
Effective statements available period determining warrants redemption	30 days	30 days
Common Class A [Member] | Business Combination [Member]
Class of Warrant or Right [Line Items]
Business acquisition share price	$ 9.20	$ 9.20
Common Class A [Member] | Share Trigger Price One [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, redemption price per share	18.00	18.00
Common Class A [Member] | Share Trigger Price One [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Share price	18.00	18.00
Common Class A [Member] | Share Trigger Price Two [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, redemption price per share	10.00	10.00
Common Class A [Member] | Share Trigger Price Two [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Share price	$ 10.00	$ 10.00